Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Net rental expense for operating leases
Minimum rentals	$ 2,320		$ 2,210	$ 2,165
Contingent rentals	36		41	48
Gross lease rental expense	2,356		2,251	2,213
Less: sublease income	(21)		(21)	(20)
Net lease rental expense	2,335		2,230	2,193
Future minimum lease payments under operating leases
2014	2,279	[1]
2015	2,220	[1]
2016	2,121	[1]
2017	2,007	[1]
2018	1,861	[1]
Thereafter	16,794	[1]
Total future lease payments	27,282	[1]
Minimum sublease rentals due in future under non-cancelable subleases	203
Future minimum lease payments under capital leases
2014	47
2015	47
2016	47
2017	48
2018	48
Thereafter	573
Total future lease payments	810
Less: imputed interest	(419)
Present value of capital lease obligations	391
Proceeds from sale-leaseback transactions	$ 515		$ 600	$ 529
Retail and mail order locations, distribution centers and corporate offices
Operating leased assets
Number of distribution centers leased	10
Retail and mail order locations, distribution centers and corporate offices | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	15 years
Retail and mail order locations, distribution centers and corporate offices | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	25 years
Equipment and other assets | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	3 years
Equipment and other assets | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	10 years

[1]	Future operating lease payments have not been reduced by minimum sublease rentals of $203 million due in the future under noncancelable subleases.